UNITED STATES
                  	SECURITIES AND EXCHANGE COMMISSION
                  	     	Washington, D.C.  20549

                              	FORM 13F

                        	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
 This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		YMCA RETIREMENT FUND
Address: 	140 BROADWAY
         	New York, NY 10005


13F File Number:  28-00178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Vincent M. DeSio
Title:    	Treasurer
Phone:    	646-458-2485
Signature, Place, and Date of Signing:

    Vincent M. DeSio    New York, New York    March 31, 2010

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

BGI Russell 1000 Value
BGI Russell 1000 Growth
Western Asset Russell 1000 Portable Alpha
Attalus Russell 1000 Portable Alpha
Blackrock
Western Asset Management
Alliance Bernstein
Integrity Asset Management
LSV International
The Boston Company
Tygh Capital
Weatherbie
Wellington
JPMorgan Asset Management - YMCA - REIT(Public)
Axiom
North Pointe
MFS
Dodge & Cox
Jpmorgan 130/30
Varde
TCW
BGI Developed EX-US REIT Index
BONY Mellon Capital